As filed with the Securities and Exchange Commission on March 21, 2011

1933 Act File No. 002-90946

1940 Act File No. 811-04015

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT of 1933 ☐

POST-EFFECTIVE AMENDMENT NO. 165 ☒
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☐

AMENDMENT NO. 168 ☒

EATON VANCE MUTUAL FUNDS TRUST (Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110 (Address of Principal Executive Offices)

(617) 482-8260 (Registrant’s Telephone Number)

MAUREEN A. GEMMA Two International Place, Boston, Massachusetts 02110 (Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 21, 2011.

EATON VANCE MUTUAL FUNDS TRUST By: /s/ Duncan W. Richardson Duncan W. Richardson, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 21, 2011.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson
/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell
Benjamin C. Esty*	Trustee
Benjamin C. Esty
Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.
Allen R. Freedman*	Trustee
Allen R. Freedman
William H. Park*	Trustee
William H. Park
Ronald A. Pearlman*	Trustee
Ronald A. Pearlman
Helen Frame Peters*	Trustee
Helen Frame Peters
Lynn A. Stout*	Trustee
Lynn A. Stout
Ralph F. Verni*	Trustee
Ralph F. Verni
*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

* Pursuant to a Power of Attorney dated February 7, 2011 filed as Exhibit (q)(39) to the Registrant’s Post-Effective Amendment No. 163 filed February 25, 2011 (Accession No. 0000940394-11-000187) and incorporated herein by reference.

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                                                                                 EXHIBIT INDEX

Exhibit No.                                     Description

EX-101.INS                                   XBRL Instance Document

EX-101.SCH                                 XBRL Taxonomy Extension Schema Document

EX-101.CAL                                 XBRL Taxanomny Extention Calculation Linkbase

EX-101.DEF                                 XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                XBRL Taxonomy Extension Labels Linkbase

Ex-101.PRE                                  XBRL Taxonomy Extention Presentation Linkbase

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